Initial Public Offering - Additional Information (Details) - USD ($)			9 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary Sale Of Stock [Line Items]
Number of shares issued		30,000,000
Stock issue price		$ 10.00
Gross proceeds received from initial public offering			$ 345,000,000
Offering costs			$ 7,320,589
Description of public warrant		Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).
Exercise price of warrants		$ 11.50	$ 11.50
Class A Ordinary Shares
Subsidiary Sale Of Stock [Line Items]
Offering costs			$ 19,011,139
Warrant exercisable number of shares		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary Sale Of Stock [Line Items]
Number of shares issued	34,500,000
Stock issue price	$ 10.00
Gross proceeds received from initial public offering	$ 345,000,000.0
Offering costs	19,500,000
Payment of deferred underwriting commissions	$ 12,100,000
Initial Public Offering | Class A Ordinary Shares
Subsidiary Sale Of Stock [Line Items]
Number of shares issued	34,500,000
Stock issue price	$ 10.00	$ 10.00
Over-Allotment Units
Subsidiary Sale Of Stock [Line Items]
Number of shares issued	4,500,000	34,500,000
Over-Allotment Units | Class A Ordinary Shares
Subsidiary Sale Of Stock [Line Items]
Number of shares issued	4,500,000